Acquisitions - Additional Information (Detail) $ in Thousands	Feb. 01, 2024 USD ($) Location shares	Sep. 01, 2023 USD ($) Location shares	Mar. 03, 2023 USD ($)
Commercial Specialists Inc [Member]
Business Acquisition [Line Items]
Annual sales	$ 13,000
Number of locations in which the company operates | Location	2
Stock issued for acquisition | shares	1,904
Fair value of equity shares issued or issuable	$ 752
Repayment of indebtedness	562
Goodwill and intangibles acquired	$ 2,469
Businesss acquistion goodwill expected period of tax deduction	15 years
Cash consideration for business acquisition	$ 6,037
Cash acquired	$ 1,426
Gateway Supply Company, Inc. [Member]
Business Acquisition [Line Items]
Annual sales		$ 180,000
Stock issued for acquisition | shares		280,215
Fair value of equity shares issued or issuable		$ 101,645
Goodwill and intangibles acquired		69,086
Cash consideration for business acquisition		4,000
Cash acquired		3,102
Intangible assets acquired		$ 44,000
Stock issued for acquisition / shares subject to a contractual restriction | shares		21,228
Gateway Supply Company, Inc. [Member] | NORTH CAROLINA [Member]
Business Acquisition [Line Items]
Number of locations in which the company operates | Location		1
Gateway Supply Company, Inc. [Member] | SOUTH CAROLINA [Member]
Business Acquisition [Line Items]
Number of locations in which the company operates | Location		15
Gateway Supply Company, Inc. [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Intangible assets acquired		$ 25,400
Finite-Lived Intangible Assets, Remaining Amortization Period		18 years
Gateway Supply Company, Inc. [Member] | Trademarks and Trade Names [Member]
Business Acquisition [Line Items]
Intangible assets acquired		$ 18,600
Capitol District Supply Co Inc [Member]
Business Acquisition [Line Items]
Annual sales			$ 13,000
Repayment of indebtedness			1,851
Goodwill and intangibles acquired			$ 1,055
Businesss acquistion goodwill expected period of tax deduction			15 years
Cash consideration for business acquisition			$ 1,217
Cash acquired			144
Intangible assets acquired			606
Capitol District Supply Co Inc [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Intangible assets acquired			$ 176
Finite-Lived Intangible Assets, Remaining Amortization Period			18 years
Capitol District Supply Co Inc [Member] | Trademarks and Trade Names [Member]
Business Acquisition [Line Items]
Intangible assets acquired			$ 430